Interim Unaudited Condensed Consolidated Statements of Financial Position	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)
Non-current assets
Financial assets measured at fair value through other comprehensive income	RM 427,165,899	$ 101,399,553	RM 127,618,662	$ 28,547,482
Property and equipment	4,710,985	1,118,282	2,561,914	573,084
Right-of-use of assets	2,116,231	502,345	539,443	120,670
Intangible assets	50,434,873	11,972,102	32,583,106	7,288,633
Loan receivables	72,092,633	17,113,166	29,336,072	6,562,292
Total non-current assets	556,520,621	132,105,448	192,639,197	43,092,161
Current assets
Trade and other receivables	155,103,358	36,818,040	134,153,017	30,009,175
Loan receivables	76,493,916	18,157,931	45,971,489	10,283,529
Tax recoverable	462,548	109,799	330,702	73,976
Cash and bank balances	9,642,860	2,288,998	36,214,258	8,100,899
Total Current assets	241,702,682	57,374,768	216,669,466	48,467,579
Total assets	798,223,303	189,480,216	409,308,663	91,559,740
Current liabilities
Trade and other payables	39,327,349	9,335,426	19,737,412	4,415,133
Warrant liabilities	140,304	33,305	148,887	33,305
Lease liabilities	650,739	154,471	368,501	82,431
Bank and other borrowings	600,000	142,426	717,300	160,455
Amount due to related parties	16,409,663	3,895,284	2,177,580	487,111
Contract liabilities	48,168,158	11,434,035
Total current liabilities	105,296,213	24,994,947	23,149,680	5,178,435
Non-current liabilities
Lease liabilities	1,520,784	361,000	167,879	37,553
Bank and other borrowings			98,059	21,936
Total non-current liabilities	1,520,784	361,000	265,938	59,489
Total liabilities	106,816,997	25,355,947	23,415,618	5,237,924
Capital and reserves
Share capital	646,323,840	153,422,708	341,516,993	76,395,175
Capital reserve	6,532,560	1,550,682	6,532,560	1,461,292
Fair value reserve	(4,193,493)	(995,440)	(2,148,458)	(480,596)
Translation reserve	(22,701,463)	(5,388,815)	(4,387,851)	(981,534)
Retained earnings	65,450,683	15,536,516	44,385,412	9,928,734
Attributable to equity owners of the Company	691,412,127	164,125,651	385,898,656	86,323,071
Non-controlling interests	(5,821)	(1,382)	(5,611)	(1,255)
Total equity	691,406,306	164,124,269	385,893,045	86,321,816
Total equity and liabilities	RM 798,223,303	$ 189,480,216	RM 409,308,663	$ 91,559,740